Other Intangible Assets	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Other Intangible Assets
Other intangible assets
As of December 31, 2018 other intangible assets consist of finite-lived other intangible assets. Brands, intellectual property, developed technology, customer relationships and other were mainly obtained from the acquisitions of HMI (2016) and Cymer (2013).
Finite-lived other intangible assets consist of the following:

(in millions)	Brands EUR	Intellectual property EUR	Developed technology EUR	Customer relationships EUR	Other EUR	Total EUR
Cost
Balance at January 1, 2017	40.2	61.4	1,264.7	253.2	17.4	1,636.9
Additions	—	0.5	—	—	14.9	15.4
Effect of changes in exchange rates	(2.0)	—	(64.8)	(24.6)	(0.1)	(91.5)
Balance at December 31, 2017	38.2	61.9	1,199.9	228.6	32.2	1,560.8
Additions	—	5.0	—	—	37.0	42.0
Disposals	—	—	—	—	—	—
Effect of changes in exchange rates	1.0	2.0	—	—	(3.0)	—
Balance at December 31, 2018	39.2	68.9	1,199.9	228.6	66.2	1,602.8

Accumulated amortization
Balance at January 1, 2017	3.2	57.9	199.1	50.0	3.7	313.9
Amortization	2.0	2.1	84.1	13.4	3.9	105.5
Impairment charges	—	—	—	—	0.1	0.1
Effect of changes in exchange rates	(0.4)	—	(19.0)	(5.6)	0.3	(24.7)
Balance at December 31, 2017	4.8	60.0	264.2	57.8	8.0	394.8
Amortization	1.9	1.2	82.1	12.7	5.8	103.7
Disposals	—	—	—	—	—	—
Effect of changes in exchange rates	0.7	1.6	0.2	—	(2.2)	0.3
Balance at December 31, 2018	7.4	62.8	346.5	70.5	11.6	498.8

Carrying amount
December 31, 2017	33.4	1.9	935.7	170.8	24.2	1,166.0
December 31, 2018	31.8	6.1	853.4	158.1	54.6	1,104.0

During 2018, we recorded amortization charges of EUR 103.7 million (2017: EUR 105.5 million; 2016: EUR 63.5 million) which were recorded in cost of sales for EUR 97.2 million (2017: EUR 99.7 million; 2016: EUR 59.5 million), in R&D costs for EUR 1.3 million (2017: EUR 2.1 million and 2016: EUR 2.5 million) and in SG&A costs for EUR 5.2 million (2017: EUR 3.7 million and 2016: EUR 1.5 million).
As of December 31, 2018, the other intangible assets not yet available for use amount to EUR 37.0 million (2017: EUR 6.0 million) and are allocated to Reporting Unit ASML.
During 2018 we recorded no impairment charges (2017: EUR 0.1 million; 2016: EUR 0.0 million).
As of December 31, 2018, the estimated amortization expenses for other intangible assets, for the next 5 years and thereafter, are as follows:

(in millions)	EUR
2019	105.1
2020	104.5
2021	103.7
2022	100.7
2023	93.5
Thereafter	596.5
Amortization expenses	1,104.0